Trade payables	12 Months Ended
Mar. 31, 2022
Trade and other payables [abstract]
Trade payables

10.           Trade payables

	At March 31,
	2022	2021	2020
	€M	€M	€M
Trade payables - Current	1,029.0	336.0	1,368.2
Trade payables - Non-current	49.2	179.9	—
	1,078.2	515.9	1,368.2

During the year ended March 31, 2021, the Group revised its 2014 agreement with Boeing which resulted in a reversal of certain pre-delivery trade payables of €497m. Refer to Note 2 to the consolidated financial statements for further details.